Financial Assets at Fair Value through Profit or Loss	6 Months Ended
Jun. 30, 2025
Financial Assets at Fair Value through Profit or Loss [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
13.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

The breakdown of financial assets at fair value through profit or loss is as follows:

In thousands of USD	At June 30, 2025	At December 31, 2024
Investments in unlisted equity instruments
- Investment A	300	300
- Investment B	1,000	1,000
- Investment C	9,557	10,284
- Investment D – investment in a limited partnership set up by Matrixport Group (1)	19,292	21,795
- Investment E	1,500	1,500
- Investment F	925	726
- Investment I	2,009	1,876
- Investment J	500	500
Investments in unlisted debt instruments
- Investment G	1,000	1,000
- Investment H	3,540	3,540
Total	39,623	42,521

Current	4,540	4,540
Non-current	35,083	37,981
Total	39,623	42,521

(1)	See Note 26.

The above investments in unlisted debt and equity instruments at June 30, 2025 and December 31, 2024 were investments in funds and privately-held enterprises. These financial assets at fair value through profit or loss are measured at fair value using Levels 3 inputs with the assistance of an independent valuation specialist. Refer to Note 5 for more information. The Group does not have control or significant influence over the funds or privately-held enterprises.